SWDocID

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      GARNET CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022

Form 13F File Number:  [        ]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Cohen
Title:     President
Phone:     (212) 755-7577

Signature, Place, and Date of Signing:

/s/ Joseph A. Cohen             New York, NY                February 4, 2008
----------------------      ----------------------       ----------------------
Joseph A. Cohen

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $ 103,312 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE      NUMBER     SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    OF SHARES  PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------    -------    --- ---- ------- -------- ------- ------ ------
ACACIA RESH CORP                 ACACIATCHCOM  003881307       898     100,000    SH         SOLE          100,000    0    0
ALTRIA GROUP INC                 COM           02209S103     5,291      70,000    SH         SOLE           70,000    0    0
AMERICAN EXPRESS CO              COM           025816109     3,641      70,000    SH         SOLE           70,000    0    0
AUDIOVOX CORP                    CL A          050757103     1,710     137,922    SH         SOLE          137,922    0    0
BERKSHIRE HATHAWAY INC DEL       CL B          084670207     6,157       1,300    SH         SOLE            1,300    0    0
CAMECO CORP                      COM           13321L108     1,592      40,000    SH         SOLE           40,000    0    0
CAMPBELL SOUP CO                 COM           134429109     2,858      80,000    SH         SOLE           80,000    0    0
C H ROBINSON WORLDWIDE INC       COM NEW       12541W209     4,671      90,000    SH         SOLE           90,000    0    0
CISCO SYS INC                    COM           17275R102     3,790     140,000    SH         SOLE          140,000    0    0
CITIGROUP INC                    COM           172967101     2,355      80,000    SH         SOLE           80,000    0    0
COLGATE PALMOLIVE CO             COM           194162103     4,911      63,000    SH         SOLE           63,000    0    0
DELTA AIR LINES INC DEL          COM NEW       247361702     1,191      80,000    SH         SOLE           80,000    0    0
DOLLAR THRIFTY AUTOMOTIVE GP     COM           256743105     1,658      70,000    SH         SOLE           70,000    0    0
DOW CHEM CO                      COM           260543103     3,154      80,000    SH         SOLE           80,000    0    0
E M C CORP MASS                  COM           268648102     1,390      75,000    SH         SOLE           75,000    0    0
EXPEDITORS INTL WASH INC         COM           302130109     4,468     100,000    SH         SOLE          100,000    0    0
GOLDMAN SACHS GROUP INC          COM           38141G104     3,226      15,000    SH         SOLE           15,000    0    0
HALLIBURTON CO                   COM           406216101     3,222      85,000    SH         SOLE           85,000    0    0
HAYNES INTERNATIONAL INC         COM NEW       420877201     1,279      18,401    SH         SOLE           18,401    0    0
HOME DEPOT INC                   COM           437076102     1,482      55,000    SH         SOLE           55,000    0    0
HONEYWELL INTL INC               COM           438516106     2,463      40,000    SH         SOLE           40,000    0    0
ISHARES INC                      MSCIAUSTRALIA 464286103     3,026     105,000    SH         SOLE          105,000    0    0
KELLOGG CO                       COM           487836108     3,670      70,000    SH         SOLE           70,000    0    0
KEY ENERGY SVCS INC              COM           492914106     1,799     125,000    SH         SOLE          125,000    0    0
LOWES COS INC                    COM           548661107       905      40,000    SH         SOLE           40,000    0    0
MULTIMEDIA GAMES INC             COM           625453105       500      60,000    SH         SOLE           60,000    0    0
OLIN CORP                        COM PAR $1    680665205     2,039     105,500    SH         SOLE          105,500    0    0
OWENS CORNING NEW                COM           690742101       607      30,000    SH         SOLE           30,000    0    0
POWERSHARES QQQ TRUST            UNIT SER 1    73935A104     3,842      75,000    SH         SOLE           75,000    0    0
POWERSHARES ETF TRUST            WATERRESOURCE 73935X575     2,354     110,000    SH         SOLE          110,000    0    0
SPDR TR                          UNIT SER 1    78462F103     6,579      45,000    SH         SOLE           45,000    0    0
SELECT SECTOR SPDR TR            SBIHEALTHCARE 81369Y209     3,884     110,000    SH         SOLE          110,000    0    0
TARGET CORP                      COM           87612E106     4,500      90,000    SH         SOLE           90,000    0    0
TIFFANY & CO NEW                 COM           886547108     3,913      85,000    SH         SOLE           85,000    0    0
TRUMP ENTMT RESORTS INC          COM           89816T103       430     100,000    SH         SOLE          100,000    0    0
VAALCO ENERGRY INC               COM NEW       91851C201       418      89,900    SH         SOLE           89,900    0    0
VIRGIN MEDIA INC                 COM           92769L101     2,614     152,500    SH         SOLE          152,500    0    0
STANDARD PAC CORP                COM           85375C101       825     246,400    SH  CALL   SOLE          246,400    0    0
